FAIR VALUE DISCLOSURES (Assets and Liabilities Measured on a Recurring and Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 Recurring Total	Jun. 30, 2012 Recurring Level 1	Jun. 30, 2012 Recurring Level 2	Jun. 30, 2012 Recurring Level 3	Dec. 31, 2011 Nonrecurring Total		Dec. 31, 2011 Nonrecurring Level 1		Dec. 31, 2011 Nonrecurring Level 2		Dec. 31, 2011 Nonrecurring Level 3		Jun. 30, 2012 Senior Notes Recurring Total	Jun. 30, 2012 Senior Notes Recurring Level 1	Jun. 30, 2012 Senior Notes Recurring Level 2	Jun. 30, 2012 Senior Notes Recurring Level 3	Jun. 30, 2012 Mortgage indebtedness Recurring Total	Jun. 30, 2012 Mortgage indebtedness Recurring Level 1	Jun. 30, 2012 Mortgage indebtedness Recurring Level 2	Jun. 30, 2012 Mortgage indebtedness Recurring Level 3	Jun. 30, 2012 Secured Revolving Credit Facility Recurring Total	Jun. 30, 2012 Secured Revolving Credit Facility Recurring Level 1	Jun. 30, 2012 Secured Revolving Credit Facility Recurring Level 2	Jun. 30, 2012 Secured Revolving Credit Facility Recurring Level 3
Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable, Fair Value Disclosure	$ 21,000	$ 0	$ 0	$ 21,000
Investments in real estate					206,300	[1]	0	[1]	0	[1]	206,300	[1]
Debt Instrument, Fair Value Disclosure													$ 241,875	$ 0	$ 241,875	$ 0	$ 173,548	$ 0	$ 0	$ 173,548	$ 42,500	$ 0	$ 0	$ 42,500

[1]	Amount reflects acquisition date fair value of real estate acquired in 2011.